Expense Example, No Redemption - FidelityAdvisorDividendGrowthFund-AMCIZPRO - FidelityAdvisorDividendGrowthFund-AMCIZPRO - Fidelity Advisor Dividend Growth Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Dividend Growth Fund - Class A
Expense Example, No Redemption:
1 Year	$ 681
3 Years	905
5 Years	1,146
10 Years	1,838
Fidelity Advisor Dividend Growth Fund - Class C
Expense Example, No Redemption:
1 Year	188
3 Years	582
5 Years	1,001
10 Years	1,973
Fidelity Advisor Dividend Growth Fund - Class M
Expense Example, No Redemption:
1 Year	482
3 Years	760
5 Years	1,058
10 Years	1,906
Fidelity Advisor Dividend Growth Fund - Class I
Expense Example, No Redemption:
1 Year	87
3 Years	271
5 Years	471
10 Years	1,049
Fidelity Advisor Dividend Growth Fund - Class Z
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	$ 883